Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarization of Recognized Gains and Losses of Cash Flow Hedges
The following table, together with “Note 15—Fair Value of Financial Instruments,” summarizes the recognized gains and losses of cash flow hedges and non-designated
derivatives through AOCI or as “Contract drilling services” revenue or costs for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
	Gain/(loss) reclassified from AOCI to “Contract drilling services” costs
Cash flow hedges
Foreign currency forward contracts	$—	$320